Mobile Financial Services activities - Unrecognized contractual commitments - Commitments given - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Operating leases commitments	€ 179
Operating segments [member] | Mobile Finance Services
Disclosure of detailed information about financial instruments [line items]
Financing commitments	88	€ 87	€ 421
Guarantee commitments	6	8	8
On behalf of banks	4	4	4
On behalf of customers	2	3	4
Operating leases commitments			23
Total	€ 94	€ 94	€ 452